Note 10 - Employee Benefits - Changes in Projected Benefit Obligation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Balance	€ 3,697	€ 2,621	€ 2,418
Service cost	630	434	363
Interest costs	55	43	36
Actuarial gain (loss)	(622)	599	(196)
Balance	€ 3,760	€ 3,697	€ 2,621